Significant accounting judgements, estimates and assumptions (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets	€ 3,847	€ 2,203
Impairment of assets	1,900	1,900
Product development costs	€ 1,630	294	€ 15
Estimated discount rate, description	These projections have been discounted based on the estimated discount rate applicable to the asset of 11.8% for 2021 (2020: 7%).
Group [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	€ 3,800	2,200
Product development costs	€ 300	€ 1,900